Income taxes	12 Months Ended
Feb. 28, 2025
Income Tax Disclosure [Abstract]
Income taxes

15 Income taxes

Caymans Island and British Virgin Islands

The Company and its subsidiary, TCX HOLDINGS LTD, are domiciled in the Cayman Island and British Virgin Islands respectively. The locality currently enjoys permanent income tax holidays; accordingly, the Company do not accrue for income taxes.

Singapore

The subsidiary, Fast Track Events Pte. Ltd. is incorporated in Singapore and is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore

Significant components of the provision for income taxes are as follows:

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
	S$	S$	S$	US$
Income tax expense is comprised of the following:
Current	-	-	-	-

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
	S$	S$	S$	US$
Income (loss) before tax	29,910	33,348	(452,450)	(335,310)

Singapore income tax rate	17.0%	17.0%	(17.0)%	(17.0)%
Reconciling items:
- Deferred tax assets on temporary differences not recognized	-%	-%	17.0%	17.0%
- Utilization of deferred tax assets on temporary differences not recognized	(17.0)%	(17.0)%	-%	-%

Effective tax rate	-%	-%	-%	-%

Deferred tax

Significant components of deferred tax are as follows:

	As of February 28, 2023	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	S$	US$

Net operating loss carried forward	1,367,466	1,334,117	1,786,567	1,324,025
Deferred tax assets, gross	1,367,466	1,334,117	1,786,567	1,324,025
Valuation allowance	(1,367,466)	(1,334,117)	(1,786,567)	(1,324,025)
Deferred tax assets, net of valuation allowance	-	-	-	-
At Singapore tax rate of 17%	-	-	-	-

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the group companies operate.

The Company has net operating loss carry forward of S$1,334,117 and S$1,786,567 (US$1,324,025) as at February 29, 2024 and February 28, 2025 respectively. The operating losses do not have any expiry dates subject to the conditions imposed by Singapore’s tax law.